Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Revenue by Segments

The following table presents revenue by segments for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the Year Ended December 31, 2023
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	368,798,818	71,373,814	440,536,632
Cost of revenue and related tax	(323,533,990)	(100,811,626)	(424,345,616)
Gross profit	45,264,828	(29,073,812)	16,191,016
Net loss	(304,403,355)	(78,409,908)	(382,813,263)

	For the Year Ended December 31, 2024
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	218,765,146	30,066,311	248,831,457
Cost of revenue and related tax	(194,497,858)	(7,493,262)	(201,991,119)
Gross profit	24,267,288	22,573,049	46,840,338
Net loss	(29,321,964)	(4,089,008)	(33,410,972)

	For the Year Ended December 31, 2025
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	51,982,585	18,196,448	70,179,033
Cost of revenue and related tax	(50,576,008)	(7,184,460)	(57,760,468)
Gross profit	1,406,577	11,011,988	12,418,565
Net (loss) income	(17,049,614)	749,555	(16,300,059)

Schedule of Identifiable Long-Lived Assets, Net
	As of December 31,
	2024	2025
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	955,974	654,088
Educational content service and other services	—	17,920,312
Total	955,974	18,574,400